LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Feb. 29, 2016
Long Term Prepayments Disclosures [Abstract]
Schedule Of Prepayments And Other Assets Noncurrent [Table Text Block]
Long-term prepayments and other non-current assets consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Long-term prepayments (1)	$8,898,319	$9,021,180
Loan to employees (2)	-	4,853,110
Other non-current assets (3)	296,149	11,447,401

	$9,194,468	$25,321,691

(1)
As of February 28, 2015 and February 29, 2016, the Group made prepayments to acquire minority equity interests in several third-party companies. The Group recognized $nil, $nil and $317,523 impairment loss during the fiscal years ended February 28, 2014, 2015 and February 29, 2016, respectively.

(2)	Please see Note 5(4) for details.
(3)
As of February 29, 2016, other non-current assets were primarily made up of a bridge loan to a third party online company with intention to convert to equity interest of the borrower as a long-term investment.